Offerings - Offering: 1	Apr. 21, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.001 per share, reserved for issuance pursuant to the Enfusion, Inc. 2021 Stock Option and Incentive Plan
Amount Registered | shares	13,039,513
Proposed Maximum Offering Price per Unit	23.105
Maximum Aggregate Offering Price	$ 301,277,947.87
Fee Rate	0.01531%
Amount of Registration Fee	$ 46,125.66
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Class A common stock which become issuable under the Enfusion, Inc. 2021 Stock Option and Incentive Plan (the “Plan”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration
which results in an increase in the number of shares of our outstanding Class A common stock, shares of Class A common stock that may again become available for delivery with respect to awards under the Plan pursuant to the share counting, share recycling and other terms and conditions of such plan, and shares of Class A common stock that may become reserved and available for delivery with respect to awards under the Plan, including pursuant to the “evergreen” provisions of the Plan.

(2)
Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) of the Securities Act based on a per share price of $23.105, the average of the high and low price of the Class A common stock on April 17, 2025, as reported on the New York Stock Exchange.